PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 18, 2020 USD ($)	Dec. 18, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 30, 2020 USD ($)	Dec. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash received in relation to fabricated transaction					$ 331,682	¥ 2,309,107
Payments in relation to fabricated transactions					142,589				¥ 992,673
Allowance for doubtful accounts for uncollected portion					$ 7,157	¥ 49,829
Subsequent event
Cash received in relation to fabricated transaction	$ 135,432	¥ 942,844
Payments in relation to fabricated transactions							$ 7,157	¥ 49,829
Allowance for doubtful accounts for uncollected portion			$ 7,157	¥ 49,829